INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consisted of the following:
	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Raw material	$39	$75
Finished goods	414	88
Project-in-progress	235	465
Total	$688	$628